Ordinary shares, share premium, and other equity - AT1 Equity instruments (Parenthetical) (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)
Notional amount | £		£ 6,705		£ 6,440
AT1 equity instruments [member] | 8.25% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Barclays PLC [member] | Fixed interest rate [member]
Notional amount			$ 2,000
Interest rate	8.25%	8.25%	8.25%
AT1 equity instruments [member] | 7.0% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Interest rate	7.00%	7.00%	7.00%
AT1 equity instruments [member] | 6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m) | Barclays PLC [member] | Fixed interest rate [member]
Notional amount			$ 1,211
Interest rate	6.625%	6.625%	6.625%
AT1 equity instruments [member] | 6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m) | Barclays PLC [member] | Fixed interest rate [member]
Notional amount | €	€ 1,077
Interest rate	6.50%	6.50%	6.50%
AT1 equity instruments [member] | 8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m) | Barclays PLC [member] | Fixed interest rate [member]
Notional amount | €	€ 1,000
Interest rate	8.00%	8.00%	8.00%
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Interest rate	7.875%	7.875%	7.875%
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC [member] | Fixed interest rate [member]
Notional amount			$ 1,500
Interest rate	7.875%	7.875%	7.875%
AT1 equity instruments [member] | 7.25% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Interest rate	7.25%	7.25%	7.25%
AT1 equity instruments [member] | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Barclays PLC [member] | Fixed interest rate [member]
Notional amount			$ 2,500
Interest rate	7.75%	7.75%	7.75%
AT1 equity instruments [member] | 5.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Interest rate	5.875%	5.875%	5.875%